Cover Page Cover Page	Feb. 10, 2020
Document Information [Line Items]
Document Type	8-K
Entity Address, Address Line One	899 Cassatt Road,
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001021162
Entity Registrant Name	TRIUMPH GROUP INC
Entity File Number	1-12235
Entity Tax Identification Number	51-0347963
Entity Address, Address Line Two	Suite 210,
Entity Address, City or Town	Berwyn,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
Document Period End Date	Feb. 10, 2020
City Area Code	610
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Purchase Rights
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	TGI
Security Exchange Name	NYSE